LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)



                                                   ANNUAL REPORT TO
                                          SHAREHOLDERS FOR THE YEAR
                                           ENDED SEPTEMBER 30, 1997



KEMPER MUNICIPAL BOND FUND
KEMPER INTERMEDIATE MUNICIPAL BOND FUND

OFFERING INVESTORS THE OPPORTUNITY FOR AS HIGH A LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES IS CONSISTENT WITH PRESERVATION OF CAPITAL

KEMPER NATIONAL TAX-FREE INCOME SERIES

                   "... We looked for ways to increase income
                      without significantly increasing the
                             funds risk exposure. ..."

[KEMPER FUND LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
6
TERMS TO KNOW
8
PORTFOLIO STATISTICS
11
PORTFOLIO OF INVESTMENTS
26
REPORT OF INDEPENDENT AUDITORS
27
FINANCIAL STATEMENTS
29
NOTES TO FINANCIAL STATEMENTS
33
FINANCIAL HIGHLIGHTS


AT A GLANCE
------------------------------------------------------------------------------
KEMPER NATIONAL TAX-FREE
INCOME FUNDS TOTAL RETURNS*
------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1997
(UNADJUSTED FOR SALES CHARGE)

KEMPER MUNICIPAL BOND FUND
                                    [BAR GRAPH]
------------------------------------------------------------------------------

CLASS A                 9.15%
CLASS B                 8.32%
CLASS C                 8.34%
LIPPER MUNICIPAL
BOND FUNDS
CATEGORY AVERAGE*       8.59%

------------------------------------------------------------------------------

------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
                                    [BAR GRAPH]
------------------------------------------------------------------------------

CLASS A                 7.62%
CLASS B                 6.78%
CLASS C                 6.77%
LIPPER INTERMEDIATE
MUNICIPAL BOND FUNDS
CATEGORY AVERAGE*       7.22%

------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND RANKINGS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. THE FUNDS ARE COMPARED TO THEIR RESPECTIVE LIPPER CATEGORIES AS FOLLOWS: GENERAL MUNICIPAL DEBT AND INTERMEDIATE MUNICIPAL DEBT.

------------------------------------------------------------------------------
NET ASSET VALUE
------------------------------------------------------------------------------
                                 AS OF      AS OF
                                9/30/97    9/30/96
------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND
FUND CLASS A                     $10.46    $10.18
------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND
FUND CLASS B                     $10.44    $10.15
------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND
FUND CLASS C                     $10.47    $10.18
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 NET ASSET VALUE
------------------------------------------------------------------------------


                                 AS OF     AS OF
                                9/30/97   9/30/96
------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS A                $10.31    $10.06
------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS B                $10.31    $10.06
------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL
BOND FUND CLASS C                $10.31    $10.06
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 KEMPER TAX-FREE INCOME LIPPER RANKINGS*
------------------------------------------------------------------------------

COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES


------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
------------------------------------------------------------------------------

                       CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------
    1-YEAR             #57 of     #149 of    #148 of
                      233 funds  233 funds  233 funds
------------------------------------------------------------------------------
    5-YEAR             #16 of       N/A        N/A
                      110 funds
------------------------------------------------------------------------------
    10-YEAR            #22 of       N/A        N/A
                      68 funds
------------------------------------------------------------------------------
    15-YEAR             #5 of       N/A        N/A
                      35 funds
------------------------------------------------------------------------------
    20-YEAR             #5 of       N/A        N/A
                      20 funds
------------------------------------------------------------------------------

------------------------------------------------------------------------------
 KEMPER INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------
                       CLASS A    CLASS B    CLASS C
------------------------------------------------------------------------------
    1-YEAR             #42 of     #95 of     #95 of
                      133 funds  133 funds  133 funds
------------------------------------------------------------------------------

------------------------------------------------------------------------------
DIVIDEND AND YIELD REVIEW
------------------------------------------------------------------------------

THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF SEPTEMBER 30, 1997.


------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
------------------------------------------------------------------------------

                         A SHARES   B SHARES   C SHARES
------------------------------------------------------------------------------
ONE-YEAR INCOME:         $0.5433    $0.4520    $0.4564
------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:      $0.0458    $0.0381    $0.0385
------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:        5.25%      4.38%      4.41%
------------------------------------------------------------------------------
SEC YIELD+:                4.29%      3.62%      3.63%
------------------------------------------------------------------------------
TAX EQUIVALENT
YIELD+:                    6.82%      5.76%      5.77%
------------------------------------------------------------------------------

BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%.


------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
------------------------------------------------------------------------------

                         A SHARES   B SHARES   C SHARES
------------------------------------------------------------------------------
ONE-YEAR INCOME:         $0.4636    $0.3841    $0.3834
------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:      $0.0392    $0.0310    $0.0323
------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:        4.56%      3.61%      3.76%
------------------------------------------------------------------------------
SEC YIELD+:                3.84%      3.14%      3.17%
------------------------------------------------------------------------------
TAX EQUIVALENT
YIELD+:                     6.10%      4.99%      5.04%
------------------------------------------------------------------------------

BASED ON A MARGINAL FEDERAL INCOME TAX RATE OF 37.1%.

+ CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON SEPTEMBER 30, 1997. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED SEPTEMBER 30, 1997 SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND THE 37.1 PERCENT FEDERAL TAX RATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND, FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $86 BILLION IN ASSETS, INCLUDING $49 BILLION IN RETAIL MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

Once again, investors experienced extreme market volatility in the month of October. Unlike the October corrections of 1987 and 1989, this year's market drop occurred at a time when the United States economy is remarkably healthy and resilient. As we have noted, the U.S. economy has been moving forward for several years with an alternating fast/slow pace that has proven successful in removing whatever excesses build from quarter to quarter. As a consequence, interest rates and the rate of inflation are both low and stable. Moreover, the federal budget deficit has been reduced to such an extent that discussion has now turned to what the government should do with a projected surplus in 1998.

     Fortunately, no part of our strong economic foundation was shaken by the market correction. If anything, the correction provided a short-lived and relatively painless lesson about the vulnerability of a highly valued market. When markets are high, everything -- economic news, corporate earnings and liquidity -- must go right. When markets are high - as our equity market has been for most of this year - they are vulnerable to relatively minor disappointments.

     As you have read, of course, the direct source of the October correction was Southeast Asia, where the world's highest growth economies had been stumbling since the summer. These economies had become overextended, banks ran into trouble with bad loans and the local governments failed to take prompt action. The result was a domino effect of competitive devaluations of currencies, crashing markets and political chaos.

     But while Southeast Asia produced the event that led to the mini-panic in the U.S. equity market - resulting in a 7 percent loss on October 27 -- the world quickly looked to the U.S. for solutions. When the U.S. market quickly rebounded, other markets became less volatile. Considering U.S. economic fundamentals and the relatively small effect that Southeast Asian problems have on U.S. companies as a whole, rational investors had to expect our market to bounce back. In fact, if the U.S. equity market had not been so highly valued, we would have expected the market's reaction to the Asian problems to be quite muted. For instance, if the Dow Jones Industrial Average had been closer to 7000 than to 8000, we would have expected that the market would have dropped only slightly.

     But as we have said before, today's markets move very fast. We experienced in one day the kind of correction that we used to experience over a six-month period. At this writing, the U.S. equity market remains very volatile. We expect that condition to continue, as volatility is a factor of higher valued markets. Despite what the last few years may have suggested, markets do not go in just one direction.

     Our recent experience supported many of the basic tenets of investing:

     - Invest for the long term and don't react to the short-term noise. Investors who got hurt in the October correction were those who had borrowed the money they invested and were forced to sell at low prices. Investors who were able to remain invested and did, lost only some of their above-average gain for the year.

     - Diversification helps reduce overall portfolio risk. Government securities investors, for example, found the bond market to be a safe haven as the bond market rallied during the stock market correction.

     - Investing abroad is complex and requires expert advice. Currency valuations, in particular, can have a significant effect on investment returns.

     Our forecast for the next several months calls for moderate economic growth, stable interest rates and controlled inflation. While we cannot rule out the possibility of another market event that would add to the excitement of equity investing, we would expect the U.S. market to again demonstrate its resiliency.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                      NOW (10/31/97)      6 MONTHS AGO     1 YEAR AGO       2 YEARS AGO
    10-YEAR TREASURY RATE(1)                 6.03              6.71         6.2                5.93
    PRIME RATE(2)                            8.5               8.5          8.25               8.75
    INFLATION RATE(3)*                       2.15              2.5          2.99               2.74
    THE U.S. DOLLAR(4)                       7.62              6.55         3.46              -1.57
    CAPITAL GOODS ORDERS(5)*                14.97              8.17         7.71               5.13
    INDUSTRIAL PRODUCTION(5)*                5.52              4.39         3.27               2.35
    EMPLOYMENT GROWTH(6)*                    2.23              2.27         2.1                2.19

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commerical lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of September 30, 1997.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.


  With this commentary as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT AND CHIEF INVESTMENT OFFICER
Zurich Kemper Investments, Inc.

November 13, 1997

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF KEMPER NATIONAL TAX-FREE INCOME SERIES. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE A MASTER'S OF MANAGEMENT DEGREE IN FINANCE FROM KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1997, A YEAR WITH UNCHARACTERISTICALLY LOW INFLATION DESPITE MODERATE ECONOMIC GROWTH, KEMPER MUNICIPAL BOND FUND AND KEMPER INTERMEDIATE MUNICIPAL BOND FUND BENEFITED FROM A RELATIVELY RANGE-BOUND INTEREST RATE ENVIRONMENT. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE PORTFOLIOS WERE ADJUSTED TO TAKE ADVANTAGE OF THIS CLIMATE.

Q     DURING THE FUNDS' FISCAL YEAR, THE FEDERAL RESERVE BOARD (THE FED) RAISED
SHORT-TERM INTEREST RATES. HOW DID THAT AND OTHER ECONOMIC EVENTS IMPACT THE PERFORMANCE OF MUNICIPAL BONDS DURING THE PERIOD?

A     Municipal bonds performed relatively well during the 12-month period. The
Fed did raise interest rates but the impact of the tightening on the municipal market was brief and minimal. Here's a look at that and other major events which shaped the market's performance.

      At the start of the fiscal year, October 1, 1996, there was some political uncertainty about the potential outcome of the presidential and congressional elections. Investors feared the Republican party might lose control of Congress and reduce the likelihood of a balanced budget agreement in 1997. Investment markets rallied, however, with news that Republicans maintained control of Congress. Some market participants intimated that the election outcome was evidence of the public's desire for a true "checks and balances" government.

      The bullish environment began to change in December, when Federal Reserve Board Chairman Alan Greenspan implied in passing that financial assets might be overvalued. This shook the market and caused yields to rise and securities prices to fall. Early in 1997, strong economic reports surfaced and Greenspan reiterated his concern about the values of securities and about the potential for a rise in wage inflation. In what was considered to be a preemptive move at keeping inflation in check, the Fed tightened short-term rates by 0.25 percent in late March.

      While economic growth remained somewhat strong even after the Fed tightening, inflation remained uncharacteristically low. The municipal market along with the broader fixed-income market began recouping losses experienced with the Fed's interest rate increase as inflation fears continued to be unconfirmed. For the remainder of the fiscal period, market yields fluctuated with the release of varying economic data but remained relatively range-bound. Inflation never became problematic and bonds performed positively.

Q     DID THIS FLUCTUATION IN MARKET YIELDS AFFECT THE PERFORMANCE OF THE FUNDS?

A     Yields fluctuated with the markets' changing views on the direction of economic growth and inflation. However, the fluctuations were not dramatic by historical standards. In fact, the Bond Buyer 25-Bond Revenue Index-- a gauge of municipal bond interest rates--fluctuated by less than one percent (65 basis points) during the period. The index was at its period high for the weeks April 3 and April 10, 1997, at 6.14 percent and dropped to its lowest (5.49 percent)

PERFORMANCE UPDATE

on July 31, 1997. The tightness of the yield range provided for relatively stable bond prices throughout the fiscal year compared with previous fiscal years.

Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUNDS IN THIS RANGE-BOUND
RATE ENVIRONMENT?

A     We looked for ways to increase income without significantly increasing the funds' risk exposure. One way we did this was by selectively choosing A and BBB rated bonds, which offer higher coupon rates than some of the funds' higher quality and insured issues.

Q     WERE THERE ANY OTHER SIGNIFICANT ADJUSTMENTS MADE TO THE FUNDS?

A     We maintained duration in a much tighter band, which was more compatible with the tighter prevailing rate range. Remember, duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

Q     WHAT CAN YOU TELL US ABOUT THE LEVEL OF SUPPLY AND DEMAND IN THE MARKET?

A     Year-to-date new issuance has been slightly higher in 1997 than in 1996.
New issuance volume through September 1997 was $153.5 billion compared with $130.6 billion for the same period in 1996, according to THE BOND BUYER. Demand for municipal issues came mainly from property and casualty companies and individuals buying direct.

Q     WERE THERE ANY SECTORS THAT PERFORMED ABOVE YOUR EXPECTATIONS?

A     The transportation sector performed well during the period. The stronger economy encouraged increased travel by the public, helping toll road issues. Toll road bonds are held by the funds.

Q     ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A     Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors may be under-invested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.

Q     WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A     Municipals are attractively valued in this market environment. Demand is likely to continue to come mainly from the property and casualty industry as well as individuals. Mutual fund demand for municipal bonds should pick up as individuals who have accumulated wealth in the equity market attempt to maintain or protect that wealth in a less risky type of investment.


TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

BOND REVENUE INDEX This index is the average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PERFORMANCE UPDATE

-------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------

FOR PERIODS ENDED SEPTEMBER 30, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                      1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
--------------------------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS A    4.26%    6.27%    8.25%     7.75%           (since 4/20/76)
--------------------------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS B    5.34      N/A      N/A      6.07            (since 5/31/94)
--------------------------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS C    8.34      N/A      N/A      6.71            (since 5/31/94)
--------------------------------------------------------------------------------------------------


                                 [LINE GRAPH]

-------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS A
-------------------------------------------------------------------------------
Growth Of an assumed $10,000 investment in Class A shares
from 1/1/80 to 9/30/97
-------------------------------------------------------------------------------

                                         1/1/80    12/31/85  12/31/90  9/30/97
-------------------------------------------------------------------------------
Kemper Municipal Bond Fund Class A(1)    10000     16183     25622     43657
Lehman Brothers Municipal Bond Index+    10000     16515     26190     44373
Consumer Price Index++                   10000     14250     17445     20965


                                 [LINE GRAPH]

-------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS B
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B
shares from 5/31/94 to 9/30/97
-------------------------------------------------------------------------------


                                         5/31/94   12/31/94  12/31/95  9/30/97
-------------------------------------------------------------------------------
Kemper Municipal Bond Fund Class B(1)    10000      9744     11444     12174
Lehman Brothers Municipal Bond Index+    10000      9864     11586     12862
Consumer Price Index++                   10000     10149     10407     10902


                                 [LINE GRAPH]

-------------------------------------------------------------------------------
KEMPER MUNICIPAL BOND FUND CLASS C
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C
shares from 5/31/94 to 9/30/97
-------------------------------------------------------------------------------

                                         5/31/94   12/31/94  12/31/95  9/30/97
-------------------------------------------------------------------------------
Kemper Municipal Bond Fund Class C(1)    10000      9779     11484     12422
Lehman Brothers Municipal bond Index+    10000      9864     11586     12862
Consumer Price Index++                   10000     10149     10407     10902

RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND FOR CLASS A SHARES ADJUSTMENT FOR THE MAXIMUM SALES CHARGE OF 4.5 PERCENT, FOR CLASS B SHARES ADJUSTMENT FOR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 3 PERCENT AND FOR CLASS C SHARES NO ADJUSTMENT FOR SALES CHARGE. THE MAXIMUM CDSC FOR CLASS B SHARES IS 4 PERCENT. FOR CLASS C SHARES, THERE IS A 1 PERCENT CDSC ON CERTAIN REDEMPTIONS WITHIN THE FIRST YEAR OF PURCHASE. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT
    OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED
    SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. WHEN REVIEWING THE PERFORMANCE CHART, PLEASE NOTE THAT THE INCEPTION DATE
    FOR THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS JANUARY 1, 1980. AS A RESULT, WE ARE NOT ABLE TO ILLUSTRATE THE LIFE OF CLASS PERFORMANCE (SINCE APRIL 20, 1976) FOR KEMPER MUNICIPAL BOND FUND. IN COMPARING KEMPER MUNICIPAL BOND FUND CLASS A SHARES TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

+ THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
    CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST FIVE YEARS, AND HAVE A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS TOWERS DATA SYSTEMS.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS TOWERS DATA SYSTEMS.

PORTFOLIO STATISTICS

KEMPER MUNICIPAL BOND FUND

--------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*              ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------
    REVENUE BONDS                           72%                     74%
--------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                10                      15
--------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 13                       9
--------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     5                       2
--------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96

--------------------------------------------------------------------------
    QUALITY                             ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------
    AAA                                     47%                     58%
----------------------------------------------------------------------
    AA                                      14                       9
----------------------------------------------------------------------
    A                                       10                      11
----------------------------------------------------------------------
    BBB                                     21                      18
----------------------------------------------------------------------
    BB                                       3                      --
----------------------------------------------------------------------
    B                                        1                      --
----------------------------------------------------------------------
    NOT RATED                                4                       4
----------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96

--------------------------------------------------------------------------
    YEARS TO MATURITY                   ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------
    1-10 YEARS                              15%                     11%
----------------------------------------------------------------------
    11-20 YEARS                             49                      53
----------------------------------------------------------------------
    +21 YEARS                               36                      36
----------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96

------------------------------------------------------------------------
    AVERAGE MATURITY               ON 9/30/97                ON 9/30/96
------------------------------------------------------------------------
    AVERAGE MATURITY                16.6 years                17.6 years
------------------------------------------------------------------------

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PERFORMANCE UPDATE

-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------

FOR PERIODS ENDED SEPTEMBER 30, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                              1-YEAR   LIFE OF CLASS
---------------------------------------------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A            4.71%       7.10%       (since 11/1/94)
---------------------------------------------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B            3.79        6.34        (since 11/1/94)
---------------------------------------------------------------------------------------------------------------------
    KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C            6.77        7.31        (since 11/1/94)
---------------------------------------------------------------------------------------------------------------------

                                 [LINE GRAPHS]

-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS A
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class A shares from 11/1/94 to
9/30/97
-------------------------------------------------------------------------------

                                                          11/1/94        12/31/94       12/31/95         9/30/97
-------------------------------------------------------------------------------------------------------------------
Kemper Intermediate Municipal Bond Fund Class A(1)         10000           9853            11241          12216
Lehman Brothers Municipal Bond Index+                      10000          10035            11787          13085
Consumer Price Index++                                     10000          10013            10268          10756

                                 [LINE GRAPHS]

-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS B
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class B shares from 11/1/94 to
9/30/97
-------------------------------------------------------------------------------

                                                          11/1/94        12/31/94       12/31/95         9/30/97
-------------------------------------------------------------------------------------------------------------------
Kemper Intermediate Municipal Bond Fund Class B(1)         10000          10117            11431          11965
Lehman Brothers Municipal Bond Index+                      10000          10035            11787          13085
Consumer Price Index++                                     10000          10013            10268          10756

                                 [LINE GRAPHS]

-------------------------------------------------------------------------------
KEMPER INTERMEDIATE MUNICIPAL BOND FUND CLASS C
-------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in Class C shares from 11/1/94 to
9/30/97
-------------------------------------------------------------------------------

                                                          11/1/94        12/31/94       12/31/95         9/30/97
-------------------------------------------------------------------------------------------------------------------
Kemper Intermediate Municipal Bond Fund Class C(1)         10000          10133            11463          12287
Lehman Brothers Municipal Bond Index+                      10000          10035            11787          13085
Consumer Price Index++                                     10000          10013            10268          10756

RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND FOR CLASS A SHARES ADJUSTMENT FOR THE MAXIMUM SALES CHARGE OF 2.75 PERCENT, FOR B SHARES ADJUSTMENT FOR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 3 PERCENT AND FOR CLASS C SHARES NO ADJUSTMENT FOR SALES CHARGE. THE MAXIMUM CLASS B SHARE CDSC IS 4 PERCENT. FOR CLASS C SHARES, THERE IS A 1 PERCENT CDSC ON CERTAIN REDEMPTIONS WITHIN THE FIRST YEAR OF PURCHASE. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE KEMPER INTERMEDIATE MUNICIPAL BOND FUND TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, YOU SHOULD NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

+ THE LEHMAN BROTHERS MUNICIPAL BOND INDEX INCLUDES APPROXIMATELY 15,000 BONDS. TO BE INCLUDED IN THE INDEX A MUNICIPAL BOND MUST MEET THE FOLLOWING
     CRITERIA: A MINIMUM CREDIT RATING OF BBB, HAVE BEEN ISSUED AS A PART OF AN ISSUE OF AT LEAST $50 MILLION, HAVE BEEN ISSUED WITHIN THE LAST FIVE YEARS, AND HAVE A MATURITY OF AT LEAST TWO YEARS. BONDS SUBJECT TO ALTERNATIVE MINIMUM TAX, VARIABLE RATE BONDS AND ZERO COUPON BONDS ARE EXCLUDED FROM THE INDEX. SOURCE IS TOWERS DATA SYSTEMS.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS TOWERS DATA SYSTEMS.

PORTFOLIO STATISTICS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND


--------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*              ON 9/30/97              ON 9/30/96
    REVENUE BONDS                           70%                     70%
--------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                17                      25
--------------------------------------------------------------------------
    US GOVERNMENT SECURED                    8                       3
--------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     5                       2
--------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96


--------------------------------------------------------------------------
    QUALITY                             ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------
    AAA                                     48%                     62%
--------------------------------------------------------------------------
    AA                                      14                      16
--------------------------------------------------------------------------
    A                                        5                       4
--------------------------------------------------------------------------
    BBB                                     23                      16
--------------------------------------------------------------------------
    NOT RATED                               10                       2
--------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96



--------------------------------------------------------------------------
    YEARS TO MATURITY                   ON 9/30/97              ON 9/30/96
--------------------------------------------------------------------------
    1-10 YEARS                              73%                     78%
--------------------------------------------------------------------------
    11-20 YEARS                             27                      22
--------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/97              ON 9/30/96



------------------------------------------------------------------------
    AVERAGE MATURITY               ON 9/30/97                ON 9/30/96
------------------------------------------------------------------------
    AVERAGE MATURITY                7.7 years                 9.1 years
------------------------------------------------------------------------

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------------------
                           Camden County, NJ, Municipal Utility Auth., Rev.,
                             8.25%, to be called 12-01-97 @ 102                         $  9,485        $    9,745
                           Power Auth., NY, Electrical Rev., 8.00%, to be called
                             01-01-98 @ 102                                               10,000            10,305
                           Kenton County Airport Board, KY, Greater Cincinnati
                             Int'l. Airport, Rev., 8.25%, to be called 03-01-98
                             @ 102                                                         1,620             1,682
                           Philadelphia, PA, Municipal Auth., Criminal Justice
                             Center, Rev., 7.80%, to be called 04-01-98 @ 102                365               380
                           Scioto County, OH, USHCSO-Portsmouth Proj., Hospital
                             Facilities, Rev., 7.625%, to be called 05-15-98 @
                             102                                                           2,000             2,087
                           Riverside County, CA, Riverside Juvenile Facilities
                             Corp., Certificates of Participation, Rev., 8.00%,
                             to be called 10-01-98 @ 102                                   4,000             4,239
                           Health Facilities Auth., CO, Vail Valley Medical
                             Center, Rev., 8.125%, to be called 06-01-99 @ 102             7,000             7,588
                           Clermont County Hospital Facilities, OH, Mercy Health
                             Systems, Rev., 7.50%, to be called 09-01-99 @ 102             7,720             8,363
                           Hospital Auth. of Marion County, IN, University
                             Heights Hospital, Rev., 8.625%, to be called
                             10-01-99 @ 102                                                7,195             7,962
                           Gaithersburg, MD, First Mortgage Economic Dev.,
                             Asbury Methodist Home Incorporated, Rev., 7.85%, to
                             be called 01-01-00 @ 102                                      4,000             4,382
                           Mental Health Services, NY, Facilities Improvement,
                             Rev., 7.75%, to be called 02-15-00 @ 102                      1,965             2,165
                           Philadelphia, PA, Municipal Auth., Criminal Justice
                             Center, Rev., 7.80%, to be called 04-01-00 @ 100              3,635             3,959
                           Franklin County, OH, Mount Carmel Health Hospital,
                             Rev., 7.25%, to be called 06-01-00 @ 102                      5,495             6,024
                           Hospital Finance Auth., MI, Henry Ford Health System,
                             Rev., 7.00%, to be called 07-01-00 @ 102                     11,000            12,014
                           Health and Educational Facilities Auth., MO,
                             Christian Health Services Dev. Corp., Rev., 6.875%,
                             to be called 02-15-01 @ 102                                   7,000             7,708
                           Local Government Assistance Corp., NY, Rev., 7.375%
                             and 7.50%, to be called 04-01-01 @ 102                        9,675            10,885
                           Lancaster County Water and Sewer District, SC,
                             Waterworks and Sewer System Improvement, Rev.,
                             6.75%, to be called 05-01-01 @ 102                            3,000             3,305
                           Municipal Water Finance Auth., NY, Water and Sewer
                             System, Rev., 7.00%, to be called 06-15-01 @ 101                760               841
                           Philadelphia, PA, Gas Works Rev., 7.70%, to be called
                             06-15-01 @ 102                                               14,850            16,870
                           Industrial Dev. Auth., PA, Economic Dev., Rev.,
                             7.00%, to be called 07-01-01 @ 102                            5,000             5,551
                           Gen. Oblg., NY, 7.75%, to be called 08-15-01 @ 102              3,285             3,748
                           Clermont County Hospital Facilities, OH, Mercy Health
                             Systems, Rev., 7.50%, to be called 09-01-01 @ 100             2,280             2,549
                           Gen. Oblg., NY, 8.40%, to be called 11-15-01 @ 102             27,540            32,286
                           Austin, TX, Water, Sewer and Electric Rev., 14.00%,
                             to be called 11-15-01 @ 100                                     105               123
                           Chicago, IL, Tax Increment Allocation Bonds, Central
                             Station, Rev., 8.90%, to be called 01-01-02 @ 102             1,745             2,100
                           Gen. Oblg., NY, 7.00%, to be called 02-01-02 @ 102              1,095             1,226
                           Health Facilities Auth., IL, South Suburban Hospital,
                             Rev., 7.00%, to be called 02-15-02 @ 102                      3,055             3,423

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------
                           Ector County, TX, Hospital District, Rev., 7.30%, to
                             be called 04-15-02 @ 102                                   $    550        $      627
                           Dormitory Auth., NY, State University Educational
                             Facilities, Rev., 7.25%, to be called 05-15-02 @
                             102                                                           3,810             4,354
                           Finance Auth., IA, Trinity Regional Hospital Proj.,
                             Rev., 7.00%, to be called 07-01-02 @ 102                     12,000            13,516
                           City and County of Denver, CO, Airport System Rev.,
                             7.25% and 7.50%, to be called 11-15-02 @ 102                 15,690            18,161
                           County of Cook, IL, Gen. Oblg., 6.50% and 6.60%, to
                             be called 11-15-02 @ 102                                     29,815            33,401
                           St. Louis County, MO, Regional Convention & Sports
                             Complex Auth., Rev., 7.00% and 7.90%, to be called
                             08-15-03 @ 100                                                9,140            10,621
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-03
                             @ 100                                                            10                14
                           Skyway Toll Bridge, IL, Rev., 6.75%, to be called
                             01-01-04 @ 102                                               15,400            17,507
                           Charleston County, SC, Charleston Public Facilities
                             Corp., Certificates of Participation, Rev., 6.875%
                             and 7.00%, to be called 06-01-04 @ 102                        7,260             8,413
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-04
                             @ 100                                                            35                50
                           Essex County Improvement Auth., NJ, County Jail and
                             Youth Housing Proj., Lease Rev., 6.90%, to be
                             called 12-01-04 @ 102                                         2,645             3,086
                           Detroit, MI, Gen. Oblg., 6.80%, to be called 04-01-05
                             @ 101                                                         3,000             3,462
                           Arapahoe County, CO, Public Highway Auth., Rev.,
                             6.95% and 7.00%, to be called 08-31-05 @ 103                105,525           125,154
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-05
                             @ 100                                                            40                58
                           Houston, TX, Water and Sewer Junior Lien, Rev.,
                             6.20%, to be called 12-01-05 @ 100                           10,000            11,176
                           Jacksonville Health Facilities Auth., FL, Baptist
                             Medical Center, Rev., 11.50%, to be called 10-01-06
                             @ 100                                                            15                23
                           Albuquerque Southwest Community Health Services, NM,
                             Rev., 10.125%, to be called 08-01-08 @ 100                    4,000             5,466
                           ---------------------------------------------------------------------------------------
                           TOTAL ADVANCE REFUNDED OBLIGATIONS--13.2%                                       426,599
------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.4%           Camden County, Municipal Utilities Auth., Rev.,
                             8.25%, 2017                                                   6,115             6,281
                           Essex County, Property and Equipment Improvement
                             Leasing Program, Rev., 6.50%, 2012                            4,050             4,486
                           Health Care Facilities Financing Auth.:
                             Atlantic City Medical Center, Rev., 6.80%, 2011               6,840             7,499
                             Southern Ocean County Hospital, Rev., 6.125%, 2013            3,735             3,872
                             West Jersey Health System, Rev., 6.125%, 2012                11,000            11,746
                           Jersey City Sewer Auth., Rev., 4.50%, 2019                     13,000            11,485
                           Building Auth., Rev., 5.00%, 2011 through 2013                 44,760            44,714
                           Economic Development Auth., Rev., 5.875%, 2026                  1,000             1,015
                           Salem Pollution Control Financing Auth., Rev., 6.20%,
                             2030                                                         20,000            21,599
                           Transportation Trust Fund Auth., Gen. Oblg., 5.50%,
                             2015                                                          4,420             4,520
                           Turnpike Auth., Rev., 6.20% to 10.375%, 2003 through
                             2016                                                        103,950           119,776
                           ---------------------------------------------------------------------------------------
                                                                                                           236,993

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.6%             Chicago:
                             Board of Education, Gen. Oblg., 6.00% and 6.25%,
                               2009 through 2020                                        $ 27,235        $   30,237
                             Gas Supply, Peoples Gas, Light and Coke Company,
                               Rev., 8.10%, 2020                                           8,250             9,070
                           County of Cook, Gen. Oblg., 6.50%, 2013 and 2014               39,780            46,505
                           Dev. Finance Auth.:
                             Pollution Control, Commonwealth Edison Company
                               Proj., Rev., 6.75%, 2015                                   16,780            18,824
                             McGaw YMCA- Evanston Proj., 7.50%, 2013                       3,750             4,219
                           Freeport, Single Family Mortgage Rev., 7.40%, 2010              1,165             1,169
                           Harvard, Multifamily Housing, Northfield Court, Rev.,
                             8.80%, 2008                                                   3,830             4,101
                           Health Facilities Auth.:
                             Northwestern Medical Faculty Foundation, Inc.,
                               Healthcare Facilities Rev., 6.50%, 2015                     3,900             4,317
                             South Suburban Hospital, Rev., 7.00%, 2009                    4,695             5,320
                           O'Hare International Airport:
                             General Rev., 6.00% and 6.375%, 2012                         20,000            21,670
                             International Terminal, Special Rev., 6.75%, 2018            23,350            25,396
                           Regional Transportation Auth., Gen. Oblg., 6.70%,
                             2021                                                         25,800            30,641
                           Sports Facilities Auth., Rev., 7.875%, 2010                     2,990             3,210
                           St. Charles, Wessel Court Proj., Multifamily Housing
                             Rev., 7.60%, 2024                                             3,845             3,978
                           University Park, Governors Gateway Industrial Park,
                             Tax Increment Rev., 8.50%, 2011                               2,865             3,241
                           ---------------------------------------------------------------------------------------
                                                                                                           211,898
------------------------------------------------------------------------------------------------------------------
NEW YORK--6.2%             Dormitory Auth., State University Educational
                             Facility, Rev., 5.75% and 6.00%, 2013 and 2014               12,500            13,698
                           Environmental Quality, Gen. Oblg., 6.50%, 2011                  4,260             4,772
                           Environmental Facilities Corp., State Water Pollution
                             Control, Revolving Fund Rev., 6.875% to 7.25%, 2010
                             through 2014                                                 18,875            21,285
                           Medical Care Facilities Finance Agcy.:
                             Hospital, Mortgage Rev., 6.75%, 2014                          8,000             8,997
                             Hospital and Nursing Home, Rev., 6.45%, 2009                  8,640             9,476
                             Mental Health Services Facilities Improvement,
                               Rev., 7.75%, 2010                                           1,970             2,155
                           Metropolitan Transit Auth.:
                             Commuter Facilities, Rev., 5.00%, 2013 through 2015          46,215            45,479
                             Transit Facilities, Rev., 6.00% and 6.25%, 2020 and
                               2014                                                       11,000            12,052
                           New York City:
                             Gen. Oblg., 5.875% to 8.40%, 2000 through 2019               28,505            30,303
                             Industrial Dev. Auth., USTA National Tennis Center
                               Inc. Proj., Civil Facility Rev., 6.50% and 6.60%,
                               2010 and 2011                                               6,485             7,300
                             Municipal Water Finance Auth., Rev., 7.00%, 2015                740               812
                           Port Auth. of New York and New Jersey, Rev., 6.00% to
                             9.125%, 2008 through 2015                                    17,595            19,092
                           Triborough Bridge and Tunnel Auth., Rev., 8.125%,
                             2012                                                         14,000            14,436
                           Urban Dev. Corp., Correctional Facilities, Rev.,
                             5.60% and 5.70%, 2015 and 2020                                8,255             8,532
                           ---------------------------------------------------------------------------------------
                                                                                                           198,389
------------------------------------------------------------------------------------------------------------------
COLORADO--5.2%             Adams County, Gen. Oblg., 6.125%, 2007                          4,280             4,636
                           Arapahoe County, Public Highway Auth., Rev., zero
                             coupon to 5.75%, 2014 through 2023                          184,840            65,152

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT   VALUE
----------------------------------------------------------------------------------------------------------------
                           City and County of Denver:
                             Airport System Rev., 6.55% to 8.75%, 2002 through
                               2023                                                     $ 52,065        $   58,200
                             Gen. Oblg., 6.50%, 2010                                       6,225             7,227
                           Douglas County School District No. 1, Douglas and
                             Elbert Counties, Gen. Oblg., 7.00% and 6.50%, 2013
                             and 2016                                                     10,715            13,032
                           Health Facilities Auth., Covenant Retirement
                             Communities, Inc., Rev., 6.75%, 2015 and 2025                 5,900             6,325
                           Housing Finance Auth., Single Family Mortgage Rev.,
                             7.65%, 2022                                                     600               630
                           Metropolitan Wastewater Reclamation District, Gen.
                             Oblg., 6.00%, 2010                                           11,505            12,129
                           ---------------------------------------------------------------------------------------
                                                                                                           167,331
------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.1%        Turnpike Auth., Rev., zero coupon, 2017 through 2022           74,000            22,006
                           Bay Transit Auth., General Transportation System,
                             Rev., 5.00% to 6.20%, 2011 through 2016                      45,505            47,482
                           Consolidated Loan Series B, Gen. Oblg., 5.00% to
                             6.50%, 2011 through 2014                                     22,040            22,320
                           Municipal Wholesale Electric Company, Power Supply
                             System, Rev., 6.00% to 6.75%, 2011 through 2018              37,055            39,638
                           Port Auth., Rev., 13.00%, 2013                                  1,500             2,558
                           Water Restoration Auth., Rev., 6.00%, 2011 and 2020            29,905            31,842
                           ---------------------------------------------------------------------------------------
                                                                                                           165,846
------------------------------------------------------------------------------------------------------------------
TEXAS--4.7%                Austin:
                             Combined Utility Systems Rev., 6.00%, 2013                    9,500            10,582
                             Water, Sewer and Electric Rev., 14.00%, 2001                  2,895             3,545
                           Brazos River Auth., Texas Utilities Electric Company
                             Proj., Rev., 8.125%, 2020                                     4,495             4,896
                           Denison Hospital Auth. Rev., 6.125%, 2012 and 2027              7,790             7,993
                           Department of Housing and Community Affairs, Rev.,
                             6.40%, 2027                                                   3,350             3,559
                           Georgetown Higher Education Finance Corp.,
                             Southwestern University Proj., Rev., 6.25%, 2009                840               896
                           Gulf Coast Waste Disposal Auth., Rev., 6.875%, 2028            12,750            13,919
                           Harris County:
                             Hospital District, Mortgage Rev., 7.40%, 2010                 6,940             8,276
                             Toll Road Unlimited Tax and Subordinate Lien, Rev.,
                               6.75%, 2014                                                15,000            16,417
                           Housing Agcy., Single Family Mortgage Rev., 7.15%,
                             2012                                                            855               901
                           Houston, Higher Education Finance Corp., University
                             of St. Thomas, Rev., 7.25%, 2007                              1,445             1,561
                           Lower Colorado River Authority, Rev., 6.375%, 2027              3,800             4,022
                           Port Arthur Airport and Marina Improvement, Gen.
                             Oblg., 6.125%, 2019                                           9,000             9,454
                           Rio Grande Valley, Health Facilities Dev. Corp.,
                             Golden Palms Retirement and Health Center, Rev.,
                             6.40%, 2012                                                   3,700             4,028
                           Sabine River Auth., Texas Utilities Electric Company,
                             Rev., 6.10% and 8.125%, 2018 and 2020                        31,670            33,828
                           State of Texas - Public Finance Auth., Gen. Oblg.,
                             7.00%, 2012                                                  10,739            11,231
                           State Veteran's Land Bonds, Gen. Oblg., 6.40%, 2024             8,550             9,151
                           Titus County Hospital District Improvement, Rev.,
                             6.125%, 2013                                                  6,700             6,853
                           Travis County Housing Finance Corp., Residential
                             Mortgage, Senior Rev., 7.00%, 2011                              360               384
                           ---------------------------------------------------------------------------------------
                                                                                                           151,496

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.6%           Dept. of Water Resources, Rev., 5.00%, 2014 and 2015         $ 13,100        $   12,901
                           City of Santa Clara, Sports and Open Space Auth.,
                             Certificates of Participation, Rev., 4.75%, 2014              5,000             4,696
                           Foothill/Eastern Transit Corridor Agcy., Tollroad
                             Rev., 5.00% to 6.50%, 2016 through 2035                      61,575            63,894
                           Imperial Irrigation District, Certificates of
                             Participation, Electric System Proj., Rev., 6.75%,
                             2011                                                          3,500             3,947
                           San Diego Industrial Dev. Auth., Rev., 6.10%, 2019             14,600            15,442
                           San Joaquin Hills, Rev., zero coupon, 2013 through
                             2026                                                        155,700            47,897
                           ---------------------------------------------------------------------------------------
                                                                                                           148,777
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.1%         Allegheny County:
                             Environmental Improvement Rev., 6.10%, 2018 and
                               2020                                                       11,640            12,129
                             Airport, 5.75%, 2011 through 2014                            14,605            15,553
                           Armstrong County Hospital Auth., St. Francis Medical
                             Center Proj., Rev., 6.25%, 2013                              11,350            12,074
                           Columbia County, Industrial Dev. Auth., First
                             Mortgage Rev., 9.00%, 2014                                    1,555             1,732
                           Convention Center Auth., Rev., 6.70% and 6.75%, 2014
                             and 2019                                                     12,525            13,728
                           Hazelton-Saint Joseph Medical Center, Rev., 6.125%
                             and 6.20%, 2016 and 2026                                      6,705             6,962
                           Higher Educational Facilities Auth., College Rev.,
                             5.85% and 5.90%, 2017 and 2027                                4,875             4,978
                           Jenrette City Health Services Auth., Rev., 6.00%,
                             2018                                                            945               971
                           Lehigh County, General Purpose Auth., Lehigh Valley
                             Hospital Inc., Rev., 6.50%, 2010                              6,000             6,556
                           McKean County Hospital Auth., Bradford Hospital
                             Proj., Rev., 5.95% and 6.10%, 2008 and 2020                   8,300             8,454
                           Monroeville, Hospital Auth., Forbes Health System,
                             Rev., 6.25%, 2015                                             6,375             6,677
                           New Castle Area Hospital Auth., Rev., 6.00%, 2010                 845               933
                           Philadelphia:
                             Gas Works Rev., 6.375%, 2014                                 31,080            33,207
                             Municipal Auth., Lease Rev., 6.25% and 6.30%, 2013
                               and 2017                                                    4,800             5,010
                           Wilkes Barre Area School District, Rev., 5.25%, 2014            3,830             3,836
                           ---------------------------------------------------------------------------------------
                                                                                                           132,800
------------------------------------------------------------------------------------------------------------------
WASHINGTON--3.1%           Gen. Oblg. Refunding Bonds, 5.00%, 2011                        17,870            17,833
                           King County, Gen. Oblg., 6.625% and 6.25%, 2015 and
                             2032                                                         33,840            37,174
                           Public Power Supply System, Nuclear Proj. #1, Rev.,
                             5.125%, 2013                                                 34,600            33,596
                           Public Power Supply System, Nuclear Proj. #3, Rev.,
                             5.20% and 5.375%, 2012 and 2015                              12,675            12,634
                           ---------------------------------------------------------------------------------------
                                                                                                           101,237
------------------------------------------------------------------------------------------------------------------
NEW MEXICO--2.7%           Albuquerque:
                             Health Care, Ltd. Proj., Rev., 9.75%, 2014                    1,375             1,439
                             Southwest Community Health Services, Rev., 10.00%,
                               2003                                                          810               986
                           Farmington, Pollution Control Rev., 6.30% to 6.95%,
                             2016 through 2023                                            72,795            76,915
                           Los Alamos County, Utility System, Rev., 6.10%, 2010            4,400             4,766

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL  AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------
                           Socorro Hospital System, Southwest Community Health
                             Services, Rev., 10.00%, 2003                               $  1,240        $    1,509
                           Truth or Consequences, Nursing Home Improvement,
                             Sierra Health Care, Inc., Rev., 9.75%, 2014                     920               962
                           ---------------------------------------------------------------------------------------
                                                                                                            86,577
------------------------------------------------------------------------------------------------------------------
MARYLAND--2.7%             City of Gaithersburg, Economic Dev., Asbury Methodist
                             Home Incorporated, First Mortgage Rev., 5.50%, 2015
                             and 2020                                                     15,500            15,413
                           Community Dev. Administration, Department of Housing
                             and Community Dev., Rev., 7.85%, 2029                         4,040             4,178
                           Energy Financing Administration, AES Warrior Run
                             Proj., Rev., 7.40%, 2019                                     24,100            26,390
                           Health & Higher Educational Facilities Auth.,
                             Doctors' Community Hospital Proj., Rev., 5.75% and
                             5.50%, 2013 and 2024                                         19,885            19,394
                           Northeast Maryland Waste Disposal Auth., Southwest
                             Resource Recovery Facility, Rev., 7.20%, 2006                 1,500             1,739
                           Stadium Auth., Sports Facilities Lease Rev., 7.60%,
                             2019                                                         17,200            18,733
                           ---------------------------------------------------------------------------------------
                                                                                                            85,847
------------------------------------------------------------------------------------------------------------------
OHIO--2.6%                 Air Quality, Rev., 6.10%, 2020                                  5,000             5,084
                           Building Authority:
                             Highway Safety Building Fund Proj., Rev., 5.50% and
                               5.60%, 2014 and 2015                                        6,840             7,062
                             Worker's Compensation Facility, William Green
                               Building, Rev., 4.75%, 2014                                10,230             9,605
                           City of Springdale, Hospital Facilities First
                             Mortgage, Southwestern Ohio Seniors Services, Rev.,
                             6.00%, 2018                                                   1,250             1,280
                           Cleveland, Public Power System Improvement, First
                             Mortgage Rev., 7.00%, 2017                                      850               910
                           Cuyahoga County:
                             Meridia Health System, Hospital Rev., 6.25%, 2014             7,050             7,548
                             Port Auth., Rev., 6.00%, 2007                                 1,250             1,262
                           Higher Education Facility Commission, Rev., 6.70%,
                             2003                                                          6,725             7,264
                           Lucas County Health Facilities, Rev., 6.625% and
                             6.75%, 2014 and 2020                                          4,000             4,190
                           Marion County Health Care Facilities and Improvement,
                             United Church Homes Proj., Rev., 6.375% and 6.30%,
                             2010 and 2015                                                 6,900             7,210
                           North Olmstead City, Gen. Oblg., 6.20%, 2011                      300               340
                           Village of Green Springs, St. Francis Health Care
                             Center Proj., Rev., 7.00% and 7.125%, 2014 and 2025           8,640             9,200
                           Water Development Auth., Pollution Control Rev.,
                             6.10%, 2020                                                   8,000             8,134
                           Waterworks Improvement First Mortgage Rev., 6.50%,
                             2011                                                          4,580             5,008
                           Willoughby Industrial Dev. Auth., Rev., 6.875%, 2016            2,250             2,387
                           Worthington City School District, Gen. Oblg., 6.375%,
                             2012                                                          6,210             6,771
                           ---------------------------------------------------------------------------------------
                                                                                                            83,255
------------------------------------------------------------------------------------------------------------------
FLORIDA--2.0%              Broward County:
                             Airport System Rev., 7.625%, 2013                             2,620             2,756
                             Waste Energy Company, Rev., 7.95%, 2008                      12,815            13,969
                           Citrus County, Pollution Control Rev., 6.35%, 2022              7,000             7,461
                           Greater Orlando Aviation Auth., Rev., 8.375%, 2016              3,065             3,244
                           Hillsborough County Industrial Dev. Auth., Tampa
                             Electric, Rev., 8.00%, 2022                                  10,000            11,589
                           Jacksonville Health Facilities Auth., Baptist Medical
                             Center, Rev., 11.50%, 2012                                       85               142

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                    PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------
                           Orange County Health Facilities Auth., Rev., 6.25%,
                             2016 and 2021                                              $  7,000        $    7,948
                           Orlando Utilities Commission, Water and Electrical
                             Rev., 6.75%, 2017                                             3,500             4,194
                           Pasco County, Solid Waste Disposal and Resource
                             Recovery, Rev., 7.80%, 2011                                  13,730            14,310
                           ---------------------------------------------------------------------------------------
                                                                                                            65,613
------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.9%             Building Auth., Rev., 6.75%, 2011                               9,750            10,656
                           City of Battle Creek and Calhoun County, Downtown
                             Dev. Auth., Tax Increment Rev., 7.60%, 2016                   3,800             4,408
                           Detroit:
                             Gen. Oblg., 6.25% and 6.70%, 2010                             5,910             6,370
                             Sewage Disposal System, Rev., 5.70%, 2023                    12,400            12,577
                           Hospital Finance Auth.:
                             Gratiot Community Hospital, Rev., 6.10%, 2007                 2,250             2,361
                             McLaren Oblg. Group, Rev., 5.375% and 4.50%, 2013
                               and 2021                                                   27,935            24,863
                           ---------------------------------------------------------------------------------------
                                                                                                            61,235
------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%             Dev. Finance Auth., Baptist Hospital Inc., Rev.,
                             7.625%, 2011                                                  2,000             2,102
                           Hopkins County, The Trover Clinic Foundation, Rev.,
                             6.625%, 2011                                                  4,000             4,372
                           Kenton County Airport Board, Greater Cincinnati
                             International Airport, Rev., 6.30% to 8.25%, 2015
                             through 2021                                                 44,300            47,919
                           Trimble County, Louisville Gas & Electric Company,
                             Rev., 7.75%, 2019                                             1,840             1,896
                           Turnpike Auth., Toll Road, Rev., 8.50%, 2004                      780               791
                           ---------------------------------------------------------------------------------------
                                                                                                            57,080
------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%              Health Facility Financing Auth., Fayette Memorial
                             Hospital, Rev., 7.20%, 2022                                   1,800             1,928
                           Indianapolis Airport Auth., Maintenance Center Proj.,
                             Rev., 6.50%, 2031                                            21,100            22,382
                           Industrial Dev. Finance Auth., Environmental
                             Improvement, Rev., 6.25%, 2030                                7,920             8,278
                           Transportation Financing Auth., Highway Rev., 7.25%,
                             2015                                                          4,000             4,908
                           Trustees of Purdue University, Student Fees, Rev.,
                             6.75% and 6.70%, 2009 and 2015                               14,250            15,931
                           ---------------------------------------------------------------------------------------
                                                                                                            53,427
------------------------------------------------------------------------------------------------------------------
ARIZONA--1.6%              City of Phoenix:
                             Gen. Oblg., 6.375%, 2011                                      7,400             8,084
                             Streets and Highway User, Rev., 6.25%, 2011                  10,000            10,831
                           Cocinino County, Industrial Dev. Auth., Health Care
                             Institution, The Guidance Center, Inc. Proj., Rev.,
                             9.25%, 2011                                                     585               655
                           Pima County, Industrial Dev. Auth., Rev., 6.00%, 2029          23,000            23,180
                           Salt River Proj., Rev., 6.25%, 2019                             8,000             8,568
                           ---------------------------------------------------------------------------------------
                                                                                                            51,318
------------------------------------------------------------------------------------------------------------------
MISSOURI--1.5%             Health and Educational Facilities Auth., Rev., 5.75%,
                             2017                                                          3,250             3,258
                           Clarence Cannon Wholesale Water Commission, Water
                             Rev., 6.00%, 2020                                            10,000            10,145

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


----------------------------------------------------------------------------------------------------------------------
                              ISSUER                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
                           Lake of the Ozarks Community Bridge Corp., Bridge
                             System, Rev., 6.25% and 6.40%, 2016 and 2025               $ 15,550        $   15,759
                           Sikeston, Electric System, Rev., 6.20%, 2010                    6,870             7,768
                           St. Louis:
                             Regional Convention & Sports Complex Auth., Gen.
                               Oblg., 7.90%, 2021                                            240               268
                             Scullin Redev. Proj., Tax Increment Rev., 10.00%,
                               2010                                                        8,395            10,371
                           -------------------------------------------------------------------------------------------
                                                                                                            47,569
----------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%              Birmingham-Jefferson Civic Center Auth., Capital
                             Outlay, Special Tax Rev., 7.40%, 2008                        12,000            12,694
                           City of Mobile, Mobile Energy Services, Industrial
                             Dev. Board, Rev., 6.95%, 2020                                22,000            24,077
                           Hoover, Gen. Oblg., 4.50%, 2013                                 8,545             7,864
                           -------------------------------------------------------------------------------------------
                                                                                                            44,635
----------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%              Chatham County School District, Gen. Oblg., 6.15%,
                             2010                                                          7,300             7,781
                           Fulton-DeKalb Hospital Auth., Rev., 6.55% and 6.60%,
                             2018 and 2028                                                 4,430             4,648
                           Housing and Finance Auth., Rev., 6.25%, 2028                   14,510            15,207
                           Municipal Electric Auth.:
                             Power Rev., 8.125% and 6.60%, 2017 and 2018                  11,000            12,042
                             Special Oblg., 6.60%, 2018                                    3,500             4,104
                           -------------------------------------------------------------------------------------------
                                                                                                            43,782
----------------------------------------------------------------------------------------------------------------------
UTAH--1.3%                 Housing Finance Agcy., Single Family Mortgage Rev.,
                             8.625%, 2019                                                    495               522
                           Intermountain Power Agcy., Power Supply System, Rev.,
                             5.75 and 7.50%, 2019 and 2021                                38,305            39,668
                           West Valley City, Salt Lake County Excise Tax, Rev.,
                             10.625%, 2004                                                   845             1,046
                           -------------------------------------------------------------------------------------------
                                                                                                            41,236
----------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.3%             Jonesboro Residential Housing & Health Care
                             Facilities Board, Rev., 5.80%, 2012                           4,025             4,289
                           North Little Rock, Electric System, Rev., 6.50%, 2010
                             and 2015                                                     31,830            36,851
                           -------------------------------------------------------------------------------------------
                                                                                                            41,140
----------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.2%            Housing Dev. Agcy., Mortgage Finance Program, Rev.,
                             7.05% and 7.125%, 2020 and 2026                              25,470            27,147
                           Metropolitan Nashville Airport Auth., Airport
                             Improvement, Rev., 6.60%, 2015                                5,250             5,727
                           Metropolitan Government, Nashville and Davidson
                             County, Gen. Oblg., 5.10%, 2014                               5,805             5,810
                           -------------------------------------------------------------------------------------------
                                                                                                            38,684

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                              ISSUER                                              PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.2%          Dev. Auth.:
                             Pierce Memorial Baptist Home, Rev., 9.25%, 2018            $  1,140        $    1,257
                             Water Facilities Rev., 6.15% and 6.00%, 2035 and
                               2036                                                       18,200            18,863
                           Greenwich Housing Auth., Rev., 6.35%, 2027                      2,640             2,648
                           Mashantucket Western Pequot Tribe, Rev., 5.75%, 2027            9,000             8,974
                           Transportation Infrastructure Purposes, Special Tax
                             Oblg., Rev., 6.10%, 2012                                      5,450             5,883
                           -------------------------------------------------------------------------------------------
                                                                                                            37,625
----------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.0%            City of Minneapolis, Housing Redev. Auth., Health
                             Care System, Rev., 4.75%, 2018                               22,200            20,367
                           City of St. Louis Park, Methodist Hospital Proj.,
                             Rev., 7.25%, 2015                                             6,650             7,297
                           Housing Finance Agcy., Single Family Mortgage Bonds,
                             Rev., 7.90%, 2019                                             5,630             5,851
                           -------------------------------------------------------------------------------------------
                                                                                                            33,515
----------------------------------------------------------------------------------------------------------------------
STATES LESS THAN           AK, Energy Auth., Bradley Lake Hydroelectric Power,
ONE PERCENT--7.3%            Rev., 7.25%, 2016                                             4,675             5,002
                           AK, Municipality of Anchorage, Municipal Light and
                             Power, Electric Rev., 6.50%, 2015                             5,000             5,819
                           AK, North Slope Borough, Gen. Oblg., zero coupon and
                             13.00%, 1998 and 2008                                        11,635             7,145
                           D.C., Gen. Oblg., 6.30%, 2010                                   4,500             4,889
                           D.C., Georgetown University, Rev., 8.25%, 2018                 11,410            11,873
                           D.C., Metropolitan Washington Airports Auth., Airport
                             System Rev., 7.60%, 2014                                      3,000             3,298
                           D.C., Redevelopment Land Agcy., Sports Arena Special
                             Tax, Rev., 5.625%, 2010                                       9,305             9,343
                           HI, Gen. Oblg., Rev., 5.50%, 2014 and 2016                     17,920            18,294
                           IA, Finance Auth., GNMA Mortgage-Backed Securities
                             Program, Single Family Mortgage Rev., 7.90%, 2022             2,100             2,200
                           LA, Centenary College of Louisiana Project, Rev.,
                             5.75% and 5.90%, 2012 and 2017                                2,000             2,025
                           LA, Parish School Board of the Parish of Jefferson,
                             Sales Tax, Gen. Oblg., 6.25%, 2008                           11,000            11,936
                           ME, Health and Higher Education Facilities Auth.,
                             Rev., 7.10%, 2014                                             2,750             3,161
                           MT, Board of Housing, Rev., 6.15%, 2030                        10,420            10,743
                           NC, Durham County, 1991 Jail Facilities and Computer
                             Equipment Financing Proj., Rev., 6.625%, 2014                 5,500             5,856
                           NC, Eastern Municipal Power Agcy., Power System,
                             Rev., 6.00%, 2022                                            18,775            20,610
                           ND, Housing Finance Agcy., Single Family Mortgage
                             Program, Rev., 8.05%, 2024                                      955             1,001
                           NE, Investment Finance Auth., Rev., 6.70% and 6.30%,
                             2026 and 2028                                                 6,520             6,856
                           NE, Omaha Public Power District Electric System,
                             Rev., 6.20%, 2017                                             4,700             5,200
                           NE, Scotts Bluff County, Hospital Auth., West Medical
                             Proj. Center, Rev., 6.45%, 2004                               4,535             4,937
                           NH, Higher Education and Health Facilities Auth.,
                             Havenwood - Heritage Heights Issue, Rev., 7.35% and
                             7.45%, 2018 and 2025                                          6,500             6,869
                           NV, City of Reno, Redev. Agcy., Tax Allocation Rev.,
                             5.65% and 5.75%, 2013 and 2017                                7,165             7,109
                           NV, Humboldt County, Pollution Control, Idaho Power
                             Company, Rev., 8.30%, 2014                                    9,650            11,518
                           OK, Valley View Hospital Auth., Rev., 5.75% and
                             6.00%, 2006 and 2014                                          7,040             7,247

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                              ISSUER                                              PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------
                           OK, Woodward Municipal Auth., Hospital Rev., 6.45%,
                             2014                                                       $  2,070        $    2,172
                           SC, Charleston County, Public Facilities Corp.,
                             Certificates of Participation, Rev., 6.875% and
                             7.00%, 2014 and 2019                                            355               401
                           SC, Darlington County, Carolina Power & Light Company
                             Proj., Pollution Control Rev., 6.60%, 2010                    7,500             8,373
                           SC, Grand Strand, Water and Sewer, Rev., 6.375%, 2012           5,000             5,751
                           SC, Santee Cooper, Public Service Auth., Rev., 6.25%,
                             2022                                                          7,000             7,566
                           VA, Richmond, Gen. Oblg., 6.25%, 2018                           2,665             2,817
                           WI, Health and Education Facilities Auth., Wausau
                             Hospitals, Inc., Proj., Rev., 6.625%, 2011                    3,000             3,238
                           WY, Community Dev. Auth., Rev., 6.35%, 2029                     5,000             5,243
                           WY, Community Dev. Auth., Single Family Mortgage
                             Rev., 7.875% and 8.125%, 2017 and 2021                        1,575             1,650
                           P.R., Commonwealth Highway and Transportation Auth.,
                             Rev., 6.25%, 2016                                            11,400            13,022
                           P.R., Industrial, Tourist Educational, Medical and
                             Environmental, Rev., 6.50%, 2026                              9,190             9,759
                           V.I., Public Finance Auth., Rev., 7.25%, 2018                   3,000             3,351
                           -----------------------------------------------------------------------------------------
                                                                                                           236,274
                           -----------------------------------------------------------------------------------------
                           TOTAL OTHER MUNICIPAL OBLIGATIONS--81.6%                                      2,623,579
                           -----------------------------------------------------------------------------------------
                           TOTAL MUNICIPAL OBLIGATIONS--94.8%
                           (Cost: $2,842,063)                                                            3,050,178
                           -----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET               Yield-2.85% to 4.20%
INSTRUMENTS--8.4%          Due-October 1997
                           -----------------------------------------------------------------------------------------

                           CA, L.A. Airport, Rev.                                         20,500            20,500
                           -----------------------------------------------------------------------------------------
                           CA, Pollution Control Financing Auth., Rev.                    15,000            15,000
                           -----------------------------------------------------------------------------------------
                           D.C., Washington, Gen. Oblg.                                   14,100            14,100
                           -----------------------------------------------------------------------------------------
                           NY, New York City, Municipal Water Finance Auth.,
                             Rev.                                                         28,800            28,800
                           -----------------------------------------------------------------------------------------
                           TX, Brazos Utilities, Rev.                                     35,200            35,200
                           -----------------------------------------------------------------------------------------
                           Others                                                        155,365           155,365
                           -----------------------------------------------------------------------------------------
                           TOTAL MONEY MARKET INSTRUMENTS--8.4%
                           (Cost: $268,965)                                                                268,965
                           -----------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS--103.2%
                           (Cost: $3,111,028)                                                            3,319,143
                           -----------------------------------------------------------------------------------------
                           LIABILITIES, LESS OTHER ASSETS--(3.2)%                                         (102,922)
                           -----------------------------------------------------------------------------------------
                           NET ASSETS--100%                                                             $3,216,221
                           -----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $3,111,028,000 for federal income tax purposes at September 30, 1997, the gross unrealized appreciation was $208,414,000, the gross unrealized depreciation was $299,000 and the net unrealized appreciation on investments was $208,115,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                                             ISSUER                      PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
 AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------
                                         Richmond, VA, Gen. Oblg., 6.875%, to be called
                                           01-15-00 @ 102                                      $100         $   108
                                         Bay Transportation Auth., MA, Rev., 7.625%, to
                                           be called 03-01-00 @ 102                             115             126
                                         Dormitory Auth., NY, State University
                                           Educational Facilities, Rev., 7.25%, to be
                                           called
                                           05-15-00 @ 102                                       145             159
                                         Local Government Assistance Corp., NY, Rev.,
                                           7.00%, to be called 04-01-01 @ 102                   100             111
                                         Philadelphia, PA, Gas Works Rev., 7.70%, to be
                                           called 06-15-01 @ 102                                120             136
                                         Gen. Oblg., MA, 7.00%, to be called
                                           07-01-01 @ 102                                       275             306
                                         Arlington County, VA, Industrial Dev. Auth.,
                                           Arlington Hospital, Rev., 7.125%, to be
                                           called 09-01-01 @ 102                                 90             101
                                         North Broward, FL, Hospital District, Rev.,
                                           6.125%, to be called 01-01-02 @ 102                  285             310
                                         Arapahoe County, CO, Capital Improvement,
                                           Highway, Rev., 6.90%, to be called 08-31-05 @
                                           103                                                  300             354
                                         ------------------------------------------------------------------------------
                                         TOTAL ADVANCE REFUNDED OBLIGATIONS--7.8%                             1,711
-----------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--9.7%                       Allegheny County Hospital Dev. Auth., Magee
                                           Women's Hospital, Rev., 6.25%, 2008                  300             328
                                         Columbia County Industrial Dev. Auth., First
                                           Mortgage Rev., 9.00%, 2014                           290             323
                                         Health Services Auth. of Hazleton,
                                           Hazleton-Saint Joseph Medical Center, Rev.,
                                           5.85%, 2006                                          220             227
                                         Higher Educational Facilities Auth., Rev.,
                                           5.50%, 2007                                          265             273
                                         Intergovernmental Cooperation Auth., City of
                                           Philadelphia Funding Program, Rev., 6.00%,
                                           2002                                                 285             306
                                         McKean County Hospital Auth., Bradford
                                           Hospital, Proj., Rev., 5.375%, 2003                  350             359
                                         Monroeville Hospital Auth., Forbes Health
                                           System, Rev., 5.75%, 2005                            300             313
                                         -----------------------------------------------------------------------------
                                                                                                              2,129

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                   PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
OHIO--9.7%                               Building Auth., Adult Correctional Building
                                           Fund Proj., Gen. Oblg., 6.125%, 2010                $400         $   434
                                         Cleveland Water Works Systems, Rev., 6.125%,
                                           2003                                                 450             487
                                         County of Athens, Inn-Ohio of Athens, Inc.
                                           Proj., Economic Dev. Rev., 6.25%, 2011               220             230
                                         Higher Education Facility Commission, The
                                           University Of Findlay 1996 Proj., Rev.,
                                           5.75%, 2007                                          375             391
                                         Lucas County Health Facilities, Rev., 6.10%,
                                           2006                                                 300             315
                                         Marion County, Health Care Facilities Refunding
                                           and Improvement, United Church Homes, Inc.
                                           Proj., Rev., 6.30%, 2015                             250             260
                                         Water Dev. Auth., Pure Water Improvement Proj.,
                                           Rev., 5.75%, 2003                                      5               5
                                         ------------------------------------------------------------------------------
                                                                                                              2,122
-----------------------------------------------------------------------------------------------------------------------
TEXAS--9.0%                              Amarillo County, Rev., zero coupon, 2004               650             486
                                         Denison Hospital Auth., Texoma Medical Center
                                           Inc. Proj., Rev., 5.90%, 2007                        300             316
                                         Fort Worth, Water and Sewer Rev., 5.90%, 2001           80              84
                                         Harris County, Criminal Justice Center, Gen.
                                           Oblg., 7.50%, 2004 and 2005                          400             477
                                         Houston Higher Education Finance Corp.,
                                           University of St. Thomas, Rev., 7.25%, 2007          100             108
                                         North Richland Hills, Gen. Oblg., 6.00%, 2002          195             208
                                         Public Finance Auth., Building Rev., 5.875%,
                                           2002                                                 210             223
                                         Trinity River Auth., Ten Mile Creek System,
                                           Rev., 5.50%, 2002                                     70              74
                                         ------------------------------------------------------------------------------
                                                                                                              1,976
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN--9.0%                           Detroit, Gen. Oblg., 6.70%, 2010                       300             328
                                         Grand Rapids, Downtown Dev. Auth., Rev., 6.20%,
                                           2004                                                 175             192
                                         Macomb County, Chippewa Valley Schools, Gen.
                                           Oblg., 7.00%, 2001                                   350             383
                                         Higher Educational Facilities Auth., Rev.,
                                           5.40% and 5.75%, 2006 and 2013                       500             519
                                         State Building Auth., Rev., 6.25% and 6.50%,
                                           2000 and 2004                                        165             184
                                         State Hospital Finance Auth., Gratiot Community
                                           Hospital, Rev., 6.10%, 2007                          350             367
                                         ------------------------------------------------------------------------------
                                                                                                              1,973
-----------------------------------------------------------------------------------------------------------------------
NEW YORK--6.3%                           New York City:
                                         Gen. Oblg., 6.50% and 5.75%, 2002 and 2003             200             214
                                         Industrial Dev. Auth., USTA National
                                         Tennis Center Inc. Proj., Rev., 6.10%, 2004            200             219
                                         Niagara Falls, Water Treatment Plant, Rev.,
                                           6.40%, 2004                                          100             111
                                         Port Auth., of New York and New Jersey, JFK
                                           International Air Terminal LLC Proj., Rev.,
                                           6.25%, 2008                                          500             563
                                         Thruway Auth., Local Highway and Bridge Service
                                           Contract, Gen. Oblg., 6.00%, 2002                    265             281
                                         ------------------------------------------------------------------------------
                                                                                                              1,388

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
CALIFORNIA--4.9%                         Central Valley Financing Auth., Carson
                                           Ice-Gen Proj., Cogeneration Proj. Rev.,
                                           6.00%, 2009                                         $250         $   261
                                         Fresno, Water System, Water Remediation Proj.,
                                           Rev., 7.50%, 2004                                    160             190
                                         Sacramento Cogeneration Auth., Procter & Gamble
                                           Proj., Rev., 7.00%, 2004                             200             227
                                         San Joaquin Hills Transportation Corridor
                                           Agcy., Toll Road, Rev., zero coupon, 2012            825             393
                                         ------------------------------------------------------------------------------
                                                                                                              1,071
-----------------------------------------------------------------------------------------------------------------------
ARIZONA--4.8%                            Cocinino County, Industrial Dev. Auth., Health
                                           Care Institution, The Guidance Center, Inc.
                                           Proj., Rev., 9.25%, 2011                             295             330
                                         Phoenix Civic Improvement Corp., Water System
                                           Rev., 6.375%, 2005                                   495             556
                                         State University Board of Regents, Rev., 6.50%,
                                           2001                                                  85              92
                                         Transportation Board, Highway Rev., 6.10%, 2002         70              76
                                         ------------------------------------------------------------------------------
                                                                                                              1,054
-----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.7%                     Horry County School District, Gen. Oblg.,
                                           7.00%, 2002                                          250             276
                                         York County School District, Gen. Oblg., 7.00%,
                                           2004                                                 460             526
                                         ------------------------------------------------------------------------------
                                                                                                                802
-----------------------------------------------------------------------------------------------------------------------
OKLAHOMA--3.0%                           Muskogee County, Gen. Oblg., 6.00%, 2001                10              11
                                         Valley View Hospital Auth., Rev., 5.75%, 2006          350             360
                                         Woodard Municipal Auth., Hospital Rev., 5.60%,
                                           2004                                                 270             282
                                         ------------------------------------------------------------------------------
                                                                                                                653
-----------------------------------------------------------------------------------------------------------------------
INDIANA--2.8%                            Johnson County Hospital Association, Rev.,
                                           6.50%, 2002                                          300             327
                                         Trustees of Purdue University, Student Fees,
                                           Rev., 6.70%, 2015                                    250             279
                                         ------------------------------------------------------------------------------
                                                                                                                606
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY--2.7%                         Middlesex County Utility Auth., Solid Waste
                                           System, Rev., 6.10%, 2001                            300             322
                                         Transportation Auth., Rev., 6.50%, 2011                225             262
                                         ------------------------------------------------------------------------------
                                                                                                                584
-----------------------------------------------------------------------------------------------------------------------
MISSOURI--2.4%                           State Health & Education Facilities Auth., Lake
                                           of the Ozarks, General Hospital Rev., 5.50%
                                           and 6.00%, 2001 and 2006                             500             519
-----------------------------------------------------------------------------------------------------------------------
ILLINOIS--2.1%                           Health Facilities Auth., Franciscan Sisters
                                           Health Care Corp. Proj., Rev., 6.25%, 2002           350             379
                                         McHenry and Lake County School District Number
                                           15, Certificates of Participation, Rev.,
                                           6.125%, 2003                                          85              93
                                         ------------------------------------------------------------------------------
                                                                                                                472
-----------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                     PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------

KENTUCKY--1.9%                           Lexington-Fayette Urban County, University of
                                           Kentucky Alumni Association, Commonwealth
                                           Library Proj., Rev., 6.50%, 2009                    $300         $   337
                                         University of Kentucky, Consolidated
                                           Educational Building, Rev., 6.00%, 1999               70              72
                                         ------------------------------------------------------------------------------
                                                                                                                409
-----------------------------------------------------------------------------------------------------------------------
NEVADA--1.5%                             Clark County, Motor Vehicle Fuel Tax Rev.,
                                           5.625%, 2002                                          70              74
                                         State, Gen. Oblg., 5.90%, 2001                         250             264
                                         ------------------------------------------------------------------------------
                                                                                                                338
-----------------------------------------------------------------------------------------------------------------------
LOUISIANA--1.5%                          State, Gen. Oblg., 7.00%, 2001                         300             328
-----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.5%                      Bay Transportation Auth., Rev., 6.50%, 2004              5               6
                                         Commonwealth of MA, Gen. Oblg., 6.25%, 2003            250             273
                                         Water Pollution Abatement Trust, SESD Loan
                                           Program, Rev., 6.20%, 2010                            45              49
                                         ------------------------------------------------------------------------------
                                                                                                                328
-----------------------------------------------------------------------------------------------------------------------
ARKANSAS--1.5%                           North Little Rock, Electric System, Rev., 6.00%
                                           and 6.15%, 2001 and 2003                             295             322
-----------------------------------------------------------------------------------------------------------------------
MAINE--1.3%                              Health and Higher Education Facilities Auth.,
                                           Rev., 6.30% and 6.50%, 2004 and 2006                 260             288
-----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.3%               Redev. Land Agency, Sports Arena Special Tax,
                                           Rev., 5.625%, 2010                                   285             286
-----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.2%                      Higher Education and Health Facilities Auth.,
                                           Havenwood-Heritage Heights Issue, Rev.,
                                           7.10%, 2006                                          250             259
-----------------------------------------------------------------------------------------------------------------------
PUERTO RICO--1.2%                        Bank and Finance Agcy., Affordable Housing,
                                           Single Family Mortgage Rev., 5.90%, 2010             250             257
-----------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                            ISSUER                                     PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
STATES LESS THAN                         AK, Student Loan, Gen. Oblg., 5.55%, 2010             $200         $   204
ONE PERCENT--3.7%
                                         CT, State, Gen. Oblg., 5.95%, 2000                       5               5
                                         FL, Broward County School District, Gen. Oblg.,
                                           6.00%, 2004                                           70              76
                                         FL, Department of Natural Resources,
                                           Preservation 2000, Rev., 6.20%, 1999                  80              83
                                         FL, Hillsborough County Aviation Auth., Tampa
                                           International Airport, Rev., 6.90%, 2011               5               5
                                         GA, Atlanta International Airport, Rev., 6.50%,
                                           2013                                                  70              75
                                         HI, State, Gen. Oblg., 7.25%, 2000                     145             158
                                         MD, Howard County, Consolidated Public
                                           Improvement, Gen. Oblg., 6.90%, 1999                  70              73
                                         NE, Public Power District, Nuclear Facility,
                                           Rev., 5.70%, 2004                                     50              53
                                         WA, Tacoma, Electric System, Rev., 5.80%, 2004          70              75
                                         ------------------------------------------------------------------------------
                                                                                                                807
                                         ------------------------------------------------------------------------------
                                         TOTAL OTHER MUNICIPAL OBLIGATIONS--86.7%                            18,971
                                         ------------------------------------------------------------------------------
                                         TOTAL MUNICIPAL OBLIGATIONS--94.5%
                                         (Cost: $19,574)                                                     20,682
                                         ------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET                             Yield--2.80% to 3.75%
INSTRUMENTS--3.6%
                                         Due--October 1997
                                         (Cost: $800)                                           800             800
                                         ------------------------------------------------------------------------------
                                         TOTAL INVESTMENTS--98.1%
                                         (Cost: $20,374)                                                     21,482
                                         ------------------------------------------------------------------------------
                                         OTHER ASSETS, LESS LIABILITIES--1.9%                                   407
                                         ------------------------------------------------------------------------------
                                         NET ASSETS--100%                                                   $21,889
                                         ------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $20,374,000 for federal income tax purposes at September 30, 1997, the gross unrealized appreciation was $1,110,000, the gross unrealized depreciation was $2,000 and the net unrealized appreciation on investments was $1,108,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER NATIONAL TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Kemper Municipal Bond Fund and Kemper Intermediate Municipal Bond Fund, comprising the Kemper National Tax-Free Income Series (the Trust) as of September 30, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Kemper National Tax-Free Income Series at September 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          November 18, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997
(IN THOUSANDS)

                                                                            INTERMEDIATE
                                                              MUNICIPAL      MUNICIPAL
                                                                 FUND           FUND
----------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------
Investments, at value
(Cost: $3,111,028 and $20,374)                                $3,319,143       21,482
----------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   369           38
----------------------------------------------------------------------------------------
  Investments sold                                                71,496        1,053
----------------------------------------------------------------------------------------
  Interest                                                        47,791          366
----------------------------------------------------------------------------------------
    TOTAL ASSETS                                               3,438,799       22,939
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
----------------------------------------------------------------------------------------

Cash Overdraft                                                       375          130
----------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        3,132           15
----------------------------------------------------------------------------------------
  Fund shares redeemed                                            14,567           --
----------------------------------------------------------------------------------------
  Investments purchased                                          202,392          880
----------------------------------------------------------------------------------------
  Management fee                                                   1,115           10
----------------------------------------------------------------------------------------
  Administrative services fee                                        457            4
----------------------------------------------------------------------------------------
  Distribution services fee                                           41            2
----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             234           --
----------------------------------------------------------------------------------------
  Trustees' fees and other                                           265            9
----------------------------------------------------------------------------------------
    Total liabilities                                            222,578        1,050
----------------------------------------------------------------------------------------
NET ASSETS                                                    $3,216,221       21,889
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
----------------------------------------------------------------------------------------

Paid-in capital                                               $2,969,293       20,765
----------------------------------------------------------------------------------------
Accumulated net realized gain on investments                      38,813           16
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                       208,115        1,108
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $3,216,221       21,889
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 THE PRICING OF SHARES
----------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $3,149,137       16,591
----------------------------------------------------------------------------------------
  Shares outstanding                                             301,050        1,609
----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $10.46        10.31
----------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71%/2.83% of net asset
  value or 4.50%/2.75% of offering price)                         $10.95        10.60
----------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                    $61,336        4,571
----------------------------------------------------------------------------------------
  Shares outstanding                                               5,878          443
----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $10.44        10.31
----------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $5,438          727
----------------------------------------------------------------------------------------
  Shares outstanding                                                 519           70
----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $10.47        10.31
----------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                       $310           --
----------------------------------------------------------------------------------------
  Shares outstanding                                                  30           --
----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $10.46           --

----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997

(IN THOUSANDS)

                                                                              INTERMEDIATE
                                                              MUNICIPAL        MUNICIPAL
                                                                FUND              FUND
------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
------------------------------------------------------------------------------------------
Interest income                                               $194,097           1,171
------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                13,507             117
------------------------------------------------------------------------------------------
  Administrative services fee                                    5,379              49
------------------------------------------------------------------------------------------
  Distribution services fee                                        426              38
------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         2,478              14
------------------------------------------------------------------------------------------
  Professional fees                                                122              --
------------------------------------------------------------------------------------------
  Reports to shareholders                                          384              12
------------------------------------------------------------------------------------------
  Trustees' fees and other                                         209              14
------------------------------------------------------------------------------------------
    Total expenses                                              22,505             244
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          171,592             927
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------

  Net realized gain on sales of investments (including
  options purchased)                                            71,844             154
------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                   (5,209)            (15)
------------------------------------------------------------------------------------------
Net realized gain                                               66,635             139
------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments            47,959             479
------------------------------------------------------------------------------------------
Net gain on investments                                        114,594             618
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $286,186           1,545
------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 31, 1997 AND 1996

(IN THOUSANDS)

                                                                                        INTERMEDIATE
                                                        MUNICIPAL FUND                 MUNICIPAL FUND
                                                 ----------------------------       ---------------------
                                                    1997              1996           1997           1996
---------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------
  Net investment income                          $  171,592           184,051          927            815
---------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                           66,635            21,987          139            (26)
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation              47,959            (2,598)         479            (82)
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                          286,186           203,440        1,545            707
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income          (171,592)         (184,051)        (927)          (815)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain               (25,654)           (8,498)         (73)          (134)
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders                    (197,246)         (192,549)      (1,000)          (949)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                       (194,265)         (199,993)        (557)         5,974
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (105,325)         (189,102)         (12)         5,732
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------

Beginning of year                                 3,321,546         3,510,648       21,901         16,169
---------------------------------------------------------------------------------------------------------
END OF YEAR                                      $3,216,221         3,321,546       21,889         21,901
---------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE      The Kemper National Tax-Free Income Series (the
     FUND                    Trust) is an open-end, management investment
                             company comprised of Kemper Municipal Bond Fund
                             (Municipal Fund) and Kemper Intermediate Municipal
                             Bond Fund (Intermediate Municipal Fund). The Trust is organized as a business trust under the laws of Massachusetts.

                             The Funds offer four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT             INVESTMENT VALUATION. Investments are stated at
     ACCOUNTING POLICIES     value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A Shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

NOTES TO FINANCIAL STATEMENTS

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH       MANAGEMENT AGREEMENT. The Trust has a management
     AFFILIATES              agreement with ZKI. The Municipal Fund pays a fee
                             at an annual rate of .45% of the first $250 million of average daily net assets declining to .32% of average daily net assets in excess of $12.5 billion. The Municipal Fund paid a management fee of $13,507,000 for the year ended September 30, 1997.

                             The Intermediate Municipal Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Intermediate Municipal Fund paid a management fee of $117,000 for the year ended September 30, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of the Trust's Class A shares are as follows:


                                                                                                      COMMISSIONS
                                                                                                    ALLOWED BY ZKDI
                                                                             COMMISSIONS      ----------------------------
                                                                          RETAINED BY ZKDI    TO ALL FIRMS   TO AFFILIATES
                                                                          -----------------   ------------   -------------
                                         Year ended September 30, 1997        $299,000         1,627,000         8,000

                             For services under the distribution services agreement, the Trust pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                             DISTRIBUTION FEES
                                                                                 AND CDSC           COMMISSIONS AND
                                                                                RECEIVED BY        DISTRIBUTION FEES
                                                                                   ZKDI          PAID BY ZKDI TO FIRMS
                                                                             -----------------   ----------------------
                                         Year ended September 30, 1997            573,000               703,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with ZKDI. For providing information and administrative services to shareholders, each Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on

NOTES TO FINANCIAL STATEMENTS

                             assets of Fund accounts the firms service.
                             Administrative services fees (ASF) paid are as follows:

                                                                                                  ASF PAID BY ZKDI
                                                                          ASF PAID BY THE   -----------------------------
                                                                           TRUST TO ZKDI    TO ALL FIRMS    TO AFFILIATES
                                                                          ---------------   -------------   -------------
                                          Year ended September 30, 1997     $5,428,000        5,450,000        18,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Trust's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Trust. Under the agreement, ZKSvC received shareholder services fees of $1,595,000 for the year ended September 30, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the year ended September 30, 1997, the Trust made no direct payments to its officers and incurred trustees' fees of $55,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                                                         INTERMEDIATE
                                                                       MUNICIPAL FUND   MUNICIPAL FUND
                                                                       --------------   --------------
                              Purchases                                  $2,422,364         16,096
                              Proceeds from sales                         2,747,490         17,597

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                                 YEAR ENDED SEPTEMBER 30,
                                                                          1997                              1996
                                                MUNICIPAL        -----------------------           -----------------------
                                                  FUND           SHARES         AMOUNT             SHARES         AMOUNT
                                           SHARES SOLD
                                           Class A                36,543       $ 376,175            18,784       $ 193,179
                                          --------------------------------------------------------------------------------
                                           Class B                 2,441          24,932             2,551          26,035
                                          --------------------------------------------------------------------------------
                                           Class C                   412           4,246               313           3,200
                                          --------------------------------------------------------------------------------
                                           Class I                    --              --                30             300
                                          --------------------------------------------------------------------------------
                                           SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                           Class A                13,029         133,574            11,427         117,176
                                          --------------------------------------------------------------------------------
                                           Class B                   176           1,799               120           1,229
                                          --------------------------------------------------------------------------------
                                           Class C                    18             182                10             104
                                          --------------------------------------------------------------------------------
                                           SHARES REDEEMED
                                           Class A               (70,404)       (723,896)          (50,863)       (521,777)
                                          --------------------------------------------------------------------------------
                                           Class B                  (836)         (8,563)           (1,767)        (18,134)
                                          --------------------------------------------------------------------------------
                                           Class C                  (263)         (2,714)             (128)         (1,305)
                                          --------------------------------------------------------------------------------
                                           CONVERSION OF SHARES
                                           Class A                   169           1,742                67             687
                                          --------------------------------------------------------------------------------
                                           Class B                  (169)         (1,742)              (67)           (687)
                                          --------------------------------------------------------------------------------
                                           NET DECREASE FROM
                                           CAPITAL SHARE
                                           TRANSACTIONS                        $(194,265)                        $(199,993)
                                          --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                   YEAR ENDED SEPTEMBER 30,
                                                              1997                           1996
                                   INTERMEDIATE       --------------------           --------------------
                                  MUNICIPAL FUND      SHARES       AMOUNT            SHARES       AMOUNT
                               SHARES SOLD
                               Class A                  503        $5,105              782        $ 7,959
                              ---------------------------------------------------------------------------
                               Class B                  104         1,058              239          2,415
                              ---------------------------------------------------------------------------
                               Class C                   35           355               59            593
                              ---------------------------------------------------------------------------
                               SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                               Class A                   51           512               49            458
                              ---------------------------------------------------------------------------
                               Class B                   10           109                8             86
                              ---------------------------------------------------------------------------
                               Class C                    2            24                2             21
                              ---------------------------------------------------------------------------
                               SHARES REDEEMED
                               Class A                 (623)       (6,324)            (413)        (4,178)
                              ---------------------------------------------------------------------------
                               Class B                 (101)       (1,028)             (76)          (774)
                              ---------------------------------------------------------------------------
                               Class C                  (36)         (368)             (61)          (606)
                              ---------------------------------------------------------------------------
                               CONVERSION OF SHARES
                               Class A                    1            10                1              3
                              ---------------------------------------------------------------------------
                               Class B                   (1)          (10)              (1)            (3)
                              ---------------------------------------------------------------------------
                               NET INCREASE
                               (DECREASE) FROM
                               CAPITAL SHARE
                               TRANSACTIONS                        $ (557)                        $ 5,974
                              ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Municipal Fund has entered into exchange traded
                             financial futures contracts on U.S. Treasury securities in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At September 30, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $12,106,000. The fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at September 30, 1997:

                                                                  FACE          EXPIRATION      GAIN AT
                                           TYPE                  AMOUNT           MONTH         9/30/97
                             --------------------------------------------------------------------------

                             U.S. Treasury Note                $26,468,000      Dec. '97        $37,500
                             --------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                          --------------------------------------
                                                         CLASS A
                                                 YEAR ENDED SEPTEMBER 30,
                                          --------------------------------------
             MUNICIPAL FUND                1997    1996    1995    1994    1993
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year        $10.18   10.15    9.69   10.95   10.29
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .54     .55     .55     .55     .61
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .36     .06     .50    (.92)    .82
--------------------------------------------------------------------------------
Total from investment operations             .90     .61    1.05    (.37)   1.43
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .54     .55     .55     .56     .62
--------------------------------------------------------------------------------
  Distribution from net realized gain        .08     .03     .04     .33     .15
--------------------------------------------------------------------------------
Total dividends                              .62     .58     .59     .89     .77
--------------------------------------------------------------------------------
Net asset value, end of year              $10.46   10.18   10.15    9.69   10.95
--------------------------------------------------------------------------------
TOTAL RETURN                                9.15%   6.00   11.15   (3.67)  14.50

--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Expenses                                     .68%    .66     .66     .60     .47
--------------------------------------------------------------------------------
Net investment income                       5.29%   5.35    5.63    5.42    5.78
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           --------------------------------------
                                                       Class B Shares
                                           --------------------------------------
                                            YEAR ENDED SEPTEMBER       MAY 31
                                                    30,                  TO
                                           ----------------------   SEPTEMBER 30,
MUNICIPAL FUND                              1997    1996    1995        1994
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period       $10.15   10.13    9.67        9.95
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .45     .46     .46         .14
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .37     .05     .50        (.26)
---------------------------------------------------------------------------------
Total from investment operations              .82     .51     .96        (.12)
---------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .45     .46     .46         .16
---------------------------------------------------------------------------------
  Distribution from net realized gain         .08     .03     .04          --
---------------------------------------------------------------------------------
Total dividends                               .53     .49     .50         .16
---------------------------------------------------------------------------------
Net asset value, end of period             $10.44   10.15   10.13        9.67
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.32%   4.97   10.17       (1.24)

---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------

Expenses                                     1.55%   1.54    1.55        1.56
---------------------------------------------------------------------------------
Net investment income                        4.42%   4.47    4.74        4.55
---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          CLASS C                                CLASS I
                                            YEAR ENDED SEPTEMBER
                                                    30,               MAY 31 TO      YEAR ENDED      APRIL 19 TO
                                           ----------------------   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
              MUNICIPAL FUND                1997    1996    1995        1994            1997            1996
---------------------------------------------------------------------------------   ---------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------   ---------------------------------

Net asset value, beginning of period       $10.18   10.16    9.69            9.95           10.18           10.11
---------------------------------------------------------------------------------   ---------------------------------
Income from investment operations:
  Net investment income                       .46     .46     .47             .16             .55             .24
---------------------------------------------------------------------------------   ---------------------------------
  Net realized and unrealized gain (loss)     .37     .05     .51            (.26)            .36             .07
---------------------------------------------------------------------------------   ---------------------------------
Total from investment operations              .83     .51     .98            (.10)            .91             .31
---------------------------------------------------------------------------------   ---------------------------------
Less dividends:
  Distribution from net investment income     .46     .46     .47             .16             .55             .24
---------------------------------------------------------------------------------   ---------------------------------
  Distribution from net realized gain         .08     .03     .04              --             .08              --
---------------------------------------------------------------------------------   ---------------------------------
Total dividends                               .54     .49     .51             .16             .63             .24
---------------------------------------------------------------------------------   ---------------------------------
Net asset value, end of period             $10.47   10.18   10.16            9.69           10.46           10.18
---------------------------------------------------------------------------------      ------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.34%   4.99   10.32           (1.03)           9.27            3.10

---------------------------------------------------------------------------------   ---------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------   ---------------------------------

Expenses                                     1.53%   1.51    1.51            1.53             .58             .56
---------------------------------------------------------------------------------   ---------------------------------
Net investment income                        4.44%   4.50    4.78            4.56            5.39            5.60
---------------------------------------------------------------------------------   ---------------------------------

------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED SEPTEMBER 30,
                                              ----------------------------------------------------------
                                                 1997        1996        1995        1994        1993
------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $3,216,221   3,321,546   3,510,648   3,716,997   4,072,626
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               77%         97          86          50          52
------------------------------------------------------------------------------------------------------------

NOTE FOR MUNICIPAL FUND:

Total return does not reflect the effect of any sales charges.

FINANCIAL HIGHLIGHTS

                                              -----------------------------------
                                                           CLASS A
                                              -----------------------------------
                                                YEAR ENDED       NOVEMBER 1,
                                              SEPTEMBER 30,        1994 TO
                                              --------------    SEPTEMBER 30,
         INTERMEDIATE MUNICIPAL FUND           1997    1996          1995
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period          $10.06   10.18         9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .46     .46          .45
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .29    (.04)         .68
-------------------------------------------------------------------------------
Total from investment operations                 .75     .42         1.13
-------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .46     .46          .45
-------------------------------------------------------------------------------
  Distribution from net realized gain            .04     .08           --
-------------------------------------------------------------------------------
Total dividends                                  .50     .54          .45
-------------------------------------------------------------------------------
Net asset value, end of period                $10.31   10.06        10.18
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   7.62%   4.15        12.08

-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------

Expenses absorbed by the Fund                    .96%    .92          .55
-------------------------------------------------------------------------------
Net investment income                           4.55%   4.45         5.00

-------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------

Expenses                                         .96%   1.04         1.05
-------------------------------------------------------------------------------
Net investment income                           4.55%   4.33         4.50
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      ---------------------------------
                                                                   Class B
                                                      ---------------------------------
                                                        YEAR ENDED       NOVEMBER 1,
                                                      SEPTEMBER 30,        1994 TO
                                                      --------------    SEPTEMBER 30,
             INTERMEDIATE MUNICIPAL FUND               1997    1996          1995
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.06   10.18         9.50
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  .38     .38          .36
---------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                .29    (.04)         .68
---------------------------------------------------------------------------------------
Total from investment operations                         .67     .34         1.04
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                .38     .38          .36
---------------------------------------------------------------------------------------
  Distribution from net realized gain                    .04     .08           --
---------------------------------------------------------------------------------------
Total dividends                                          .42     .46          .36
---------------------------------------------------------------------------------------
Net asset value, end of period                        $10.31   10.06        10.18
---------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           6.78%   3.34        11.13

---------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------

Expenses absorbed by the Fund                           1.76%   1.71         1.42
---------------------------------------------------------------------------------------
Net investment income                                   3.75%   3.66         4.13

---------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------

Expenses                                                1.76%   1.83         1.92
---------------------------------------------------------------------------------------
Net investment income                                   3.75%   3.54         3.63
---------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                            ------------------------------------------
                                                                           Class C Shares
                                                            ------------------------------------------
                                                            YEAR ENDED SEPTEMBER 30,    NOVEMBER 1
                                                            ------------------------      1994 TO
                                                                                       SEPTEMBER 30,
       INTERMEDIATE MUNICIPAL FUND                            1997           1996          1995
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $10.06           10.19        9.50
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        .39             .38         .38
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      .29            (.05)        .69
------------------------------------------------------------------------------------------------------
Total from investment operations                               .68             .33        1.07
------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                      .39             .38         .38
------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                          .04             .08          --
------------------------------------------------------------------------------------------------------
Total dividends                                                .43             .46         .38
------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.31           10.06       10.19
------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                 6.77%           3.26       11.43

------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------

Expenses absorbed by the Fund                                 1.73%           1.65        1.28
------------------------------------------------------------------------------------------------------
Net investment income                                         3.78%           3.72        4.27

------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------------

Expenses                                                      1.73%           1.77        1.78
------------------------------------------------------------------------------------------------------
Net investment income                                         3.78%           3.60        3.77

------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------

                                                                                        NOVEMBER 1
                                                            YEAR ENDED SEPTEMBER 30,      1994 TO
                                                            ------------------------   SEPTEMBER 30,
                                                               1997          1996          1995
------------------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                                  $21,889         21,901      16,169
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             80%            80          60
------------------------------------------------------------------------------------------------------

NOTES FOR INTERMEDIATE MUNICIPAL FUND:

ZKI agreed to waive the management fee of the Intermediate Municipal Fund from its inception, November 1, 1994, through April 30, 1995. Thereafter, the management fee was gradually reinstated through April 30, 1996. "Other ratios to average net assets" are computed without the undertaking to waive the management fee.

Total return does not reflect the effect of any sales charges.

FEDERAL TAX STATUS OF 1997 DIVIDENDS FOR BOTH FUNDS

All of the dividends paid from net investment income by the Funds constitute tax-exempt interest that is not taxable for federal income tax purpose however, a portion of the dividends paid may be includable in the alternative minimum tax calculation. A short-term capital gain dividend is taxable as ordinary income, and a long-term capital gain dividend is taxable as a long-term capital gain regardless of how long you have owned your shares.

NOTES

TRUSTEES & OFFICERS

TRUSTEES                                OFFICERS

STEPHEN B. TIMBERS                      CHARLES R. MANZONI, JR
President and Trustee                   Vice President

DAVID W. BELIN                          CHRISTOPHER J. MIER
Trustee                                 Vice President

LEWIS A. BURNHAM                        JOHN E. NEAL
Trustee                                 Vice President

DONALD L. DUNAWAY                       ROBERT C. PECK, JR.
Trustee                                 Vice President

ROBERT B. HOFFMAN                       PHILIP J. COLLORA
Trustee                                 Vice President and
                                        Secretary

DONALD R. JONES                         JEROME L. DUFFY
Trustee                                 Treasurer

SHIRLEY D. PETERSON                     ELIZABETH C. WERTH
Trustee                                 Assistant Secretary

WILLIAM P. SOMMERS
Trustee


--------------------------------------------------------------------------------
LEGAL COUNSEL                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                 222 North LaSalle Street
                                 Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT        ZURICH KEMPER SERVICE COMPANY
                                 P.O. Box 419557
                                 Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT     INVESTORS FIDUCIARY TRUST COMPANY
                                 801 Pennsylvania
                                 Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS             ERNST & YOUNG LLP
                                 233 South Wacker Drive
                                 Chicago, IL 60606
--------------------------------------------------------------------------------
INVESTMENT MANAGER               ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER            ZURICH KEMPER DISTRIBUTORS, INC.
                                 222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUND LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Tax-Free Income Funds prospectus.

KNTIS - 2 (11/97) 1039840